NET LOSS PER COMMON SHARE - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	September 30,
	2023	2022
Stock options	45,431	12,782
Warrants	363,737	1,438
Restricted stock with repurchase rights	—	3,020
Stock subject to put right	—	159
Convertible promissory note	—	21,501
	409,168	38,900

Private GRI
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Potentially dilutive securities not included in the diluted net loss per common share calculations because their (i) effects were antidilutive or (ii) contingent conditions have not been satisfied are as follows for the periods presented:

	December 31,
	2022	2021
Stock options	341,767	341,767
Warrants	217,388	38,461
Restricted stock subject to contingent conditions	628,377	565,234
Stock subject to put right	—	29,857
Convertible promissory note(1)	—	472,527
	1,187,532	1,447,846
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(1)The conversion price for the $500 second additional advance from May 2021 is assumed to be $7.00 per share. The conversion price for all other convertible amounts is assumed to be $9.10 per share.